Noncontrolling Interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interests
Beginning Balance	$ 7,918,096	$ 8,799,460
Proportionate shares of net loss	(3,601,728)	(896,769)	$ (754,084)
Foreign currency translation adjustment	29,848	15,405
Total	$ 4,346,216	$ 7,918,096	$ 8,799,460